Change in working capital (Tables)	12 Months Ended
Dec. 31, 2022
Change In Working Capital [Abstract]
Schedule of the change in working capital

Figures in million - SA rand	2022	2021	2020
Inventories	605	1,384	(9,027)
Trade and other receivables	116	(510)	(2,167)
Trade and other payables	(335)	1,581	1,759
Total change in working capital	386	2,455	(9,435)